Fair Value Measurements (Details) - Schedule of Black-Scholes-Merton model for the warrants - $ / shares		12 Months Ended
	Jan. 13, 2021	Dec. 31, 2021
Schedule of Black-Scholes-Merton model for the warrants [Abstract]
Risk-free interest rate	0.74%	1.30%
Expected term (years)	5 years	5 years
Expected volatility	21.00%	18.00%
Exercise price	$ 11.50	$ 11.50
Fair value of Units	$ 9.43	$ 9.92